Other payables (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other payables
Promotion fee payable	$ 75,539	$ 80,720	$ 143,710	$ 77,872
Welfare payables			7,835	7,347
Accrued Liabilities, Current, Total	$ 1,051,929	$ 227,525	$ 151,545	$ 85,219